Subsequent Events (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Oct. 29, 2019	Dec. 31, 2019	Dec. 31, 2018
Subsequent Events (Textual)
Revenue expectation			$ 36,000
Subsequent Event [Member]
Subsequent Events (Textual)
Write-off of approximately	$ 600
Revenue expectation		$ 33,000